Hotchkis & Wiley Value Opportunities Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 0.8%
Babcock International Group PLC	858,300	$5,421,915

Automobiles - 2.9%
General Motors Co.	435,200	19,514,368

Banks - 6.8%
Citigroup, Inc.	146,900	9,195,940
Citizens Financial Group, Inc.	153,800	6,316,566
ING Groep NV - ADR	361,800	6,570,288
Popular, Inc.	100,600	10,087,162
Wells Fargo & Co.	245,960	13,894,280
		46,064,236

Beverages - 0.5%
Heineken NV - ADR (a)	75,800	3,374,616

Broadline Retail - 0.2%
Articore Group Ltd. (b)	4,782,949	1,305,521

Capital Markets - 3.2%
Bank of New York Mellon Corp.	85,500	6,144,030
Goldman Sachs Group, Inc.	20,000	9,902,200
State Street Corp.	65,100	5,759,397
		21,805,627

Chemicals - 5.9%
Ecovyst, Inc. (b)	1,958,200	13,413,670
Iracore Investments Holdings, Inc. (Acquired 04/13/2017, Cost $6,892,250) (b)(c)(d)(k)	32,422	9,695,151
Olin Corp.	323,100	15,502,338
UTEX Industries, Inc. (Acquired 05/11/2021, Cost $757,278) (k)	24,058	1,503,625
		40,114,784

Communications Equipment - 13.7%
F5, Inc. (b)	230,790	50,819,958
Telefonaktiebolaget LM Ericsson - ADR (a)	5,586,900	42,348,702
		93,168,660

Construction & Engineering - 1.3%
Fluor Corp. (b)	192,300	9,174,633

Consumer Finance - 2.4%
Capital One Financial Corp.	18,200	2,725,086
Discover Financial Services	27,400	3,843,946
SLM Corp.	432,900	9,900,423
		16,469,455

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. (b)	135,100	17,945,333

Energy Equipment & Services - 6.1%
Baker Hughes Co.	643,100	23,248,065
Mcdermott International Ltd. (b)	832,402	166,480
NOV, Inc.	1,154,800	18,442,156
		41,856,701

Entertainment - 0.5%
Warner Bros Discovery, Inc. (b)	416,600	3,436,950

Food Products - 0.4%
JDE Peet's NV	143,900	3,005,007

Ground Transportation - 2.3%
U-Haul Holding Co.	218,500	15,732,000

Health Care Equipment & Supplies - 4.8%
GE HealthCare Technologies, Inc.	103,500	9,713,475
Medtronic PLC	195,700	17,618,871
Zimmer Biomet Holdings, Inc.	47,800	5,160,010
		32,492,356

Health Care Providers & Services - 4.8%
CVS Health Corp.	228,100	14,342,928
Elevance Health, Inc.	24,900	12,948,000
Humana, Inc.	16,100	5,099,514
		32,390,442

Hotels, Restaurants & Leisure - 2.1%
Accor SA	88,100	3,829,707
Lottomatica Group SpA	259,500	3,256,791
Marriott Vacations Worldwide Corp.	99,100	7,281,868
		14,368,366

Industrial Conglomerates - 7.3%
Siemens AG	108,900	22,031,374
Siemens AG - ADR	272,100	27,495,705
		49,527,079

Insurance - 1.0%
American International Group, Inc.	45,900	3,361,257
Global Indemnity Group LLC - Class A	102,500	3,406,075
		6,767,332

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A	60,100	9,967,585

Machinery - 0.5%
Timken Co.	41,100	3,464,319

Media - 5.9%
Comcast Corp. - Class A	166,800	6,967,236
National CineMedia, Inc. (b)	839,300	5,917,065
Stagwell, Inc. (b)	2,844,600	19,969,092
WPP PLC - ADR (a)	144,500	7,392,620
		40,246,013

Metals & Mining - 0.0%(e)
Metals Recovery Holdings LLC (Acquired 07/24/2014 - 12/10/2019, Cost $6,965,758) (b)(c)(k)	7,042	4,225

Multi-Utilities - 0.8%
Dominion Energy, Inc.	89,500	5,172,205

Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	399,800	9,779,108
Kosmos Energy Ltd. (b)	2,071,800	8,349,354
Shell PLC - ADR	123,500	8,144,825
		26,273,287

Passenger Airlines - 2.2%
Qantas Airways Ltd. (b)	2,934,820	14,980,718

Professional Services - 1.8%
Randstad NV	247,700	12,307,287

Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc.	62,900	6,523,359

Software - 6.7%
Microsoft Corp.	33,310	14,333,293
Workday, Inc. - Class A (b)	127,600	31,186,716
		45,520,009

Tobacco - 2.4%
Philip Morris International, Inc.	132,700	16,109,780

Trading Companies & Distributors - 0.7%
WESCO International, Inc.	29,600	4,972,208
TOTAL COMMON STOCKS (Cost $560,351,692)		659,476,376

PURCHASED OPTIONS - 1.0%(f)(g)	Notional Amount	Contracts	Value
Put Options - 1.0%			$–
Asana, Inc., Expiration: 01/17/2025; Exercise Price: $30.00 (b)	$811,300	700	1,316,000
iShares China Large-Cap ETF, Expiration: 01/17/2025; Exercise Price: $29.85 (b)	5,656,840	1,780	243,860
iShares U.S. Real Estate ETF, Expiration: 01/16/2026; Exercise Price: $70.00 (b)	20,374,000	2,000	192,000
NASDAQ 100 Index, Expiration: 12/20/2024; Exercise Price: $20,000.00 (b)	126,382,347	63	4,155,165
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $200.00 (b)	4,892,481	187	639,540
Total Put Options			6,546,565
TOTAL PURCHASED OPTIONS (Cost $8,095,754)			6,546,565

PREFERRED STOCKS - 0.5%		Shares	Value
Financial Services - 0.5%
Federal Home Loan Mortgage Corp.		–	$–
Series K, Perpetual (b)		33,300	206,460
Series N, Perpetual (b)		116,400	683,850
Series S, Perpetual (b)		18,400	109,020
Series Z, Perpetual (b)		578,700	2,366,883
TOTAL PREFERRED STOCKS (Cost $1,606,740)			3,366,213

BANK LOANS - 0.4%		Par	Value
Chemicals - 0.2%
Industrial Rubber Products, Inc., 13.75% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 04/13/2017, Cost $1,685,735) (c)(k)(l)		1,685,735	1,685,735

Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
7.97% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 06/30/2020, Cost $442,883) (k)(l)		442,883	238,050
5.96% Cash and 3.00% PIK (1 mo. Term SOFR + 4.00%), 12/31/2027 (Acquired 06/30/2020 - 09/30/2024, Cost $1,507,789) (h)(k)(l)		1,470,635	563,253
			801,303
TOTAL BANK LOANS (Cost $3,636,407)			2,487,038

REAL ESTATE INVESTMENT TRUSTS - 0.2%		Shares	Value
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A (b)		307,200	1,428,480
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,374,890)			1,428,480

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 5.9%		Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (i)		40,005,298	40,005,298

Time Deposits - 0.6%		Par
Citigroup, Inc., 2.33%, 10/01/2024 (j)	EUR	140	156
JPMorgan Chase & Co., 4.18%, 10/01/2024 (j)		4,635,813	4,635,813
Royal Bank of Canada, 3.91%, 10/01/2024 (j)	GBP	1	1
			4,635,970
TOTAL SHORT-TERM INVESTMENTS (Cost $44,641,264)			44,641,268

TOTAL INVESTMENTS - 105.5% (Cost $619,706,747)			717,945,940
Liabilities in Excess of Other Assets - (5.5)%			(37,679,608)
TOTAL NET ASSETS - 100.0%			$680,266,332

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
AG – Aktiengesellschaft EUR - Euro GBP - British Pound
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $38,992,382 which represented 5.7% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $11,385,111 or 1.7% of net assets as of September 30, 2024.

(d)
Affiliated company as defined by the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2024, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2024	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2024	Dividends	September 30, 2024
Iracore Investments Holdings, Inc.	$10,980,683	$-	$-	$-	$(1,285,532)	$9,695,151	$-	$32,422
	$10,980,683	$-	$-	$-	$(1,285,532)	$9,695,151	$-

(e)	Represents less than 0.05% of net assets.
(f)	100 shares per contract.
(g)	Exchange-traded.
(h)	Payment in-kind (PIK) security.
(i)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(j)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(k)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2024, the value of these securities total $13,690,039 or 2.0% of the Fund’s net assets.

(l)	The coupon rate shown on variable rate securities represents the rate at September 30, 2024.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$582,135,056	$67,641,944	$9,699,376	$659,476,376
Purchased Options	5,038,565	1,508,000	–	6,546,565
Preferred Stocks	2,366,883	999,330	–	3,366,213
Bank Loans	–	801,303	1,685,735	2,487,038
Real Estate Investment Trusts	1,428,480	–	–	1,428,480
Money Market Funds	40,005,298	–	–	40,005,298
Time Deposits	–	4,635,970	–	4,635,970
Total Investments	$630,974,282	$75,586,547	$11,385,111	$717,945,940

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2024:

	Fair Value at September 30, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$4,225	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	9,695,151	Market comparable companies	EBIT multiple	12.5x	Increase
Total Common Stocks	9,699,376

Bank Loans	1,685,735	Market comparable securities	N/A	$100.00	Increase
	$11,385,111

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Bank Loans	Total
Balance at June 30, 2024	$10,984,908	$2,649,013	$13,633,921
Purchases	-	-	-
Sales	-	(963,278)	(963,278)
Accrued discounts (premiums)	-	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation/depreciation	(1,285,532)	-	(1,285,532)
Transfers into Level 3	-	-	-
Balance at September 30, 2024	$9,699,376	$1,685,735	$11,385,111

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2024	$(1,285,532)	$-	$(1,285,532)